JPMORGAN TRUST II

245 Park Avenue

New York, New York 10167

April 30, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Filing Desk

Re: JPMorgan Trust II ("Trust")

      on behalf of the Funds list in Appendix A

File Nos. 811-4236 and 333-763852

Ladies and Gentlemen:

We hereby submit for filing via EDGAR pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder, and the Investment Company Act of 1940, as amended (“1940 Act”), on behalf of the Trust, Post-Effective Amendment No. 104 (Amendment No. 105 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”).  This filing includes: (1) Investor Share prospectus for the JPMorgan U.S. Government Money Market Fund; (2) Service Shares prospectus for the JPMorgan Ohio Municipal Money Market Fund; (3) Select Class Shares prospectus for the JPMorgan Income Funds; (4) JPMorgan Money Market Funds SAI Part I; (5) JPMorgan Income Funds SAI Part I; and (6) SAI Part II for the JPMorgan Funds.

The Amendment is being filed primarily to reflect changes to the Fund’s registration statement including changes to some of the JPMorgan Income Funds’ investment objectives (subject to approval of shareholders at a meeting scheduled for June 15, 2009) and investment strategies and associated risks. The Amendment is also being filed to register new Investor Shares for the JPMorgan U.S. Government Money Market Fund and new Service Shares JPMorgan Ohio Municipal Money Market.  We are concurrently filing post-effective amendments to the registration statements for the JPMorgan Income Funds in the J.P. Morgan Mutual Fund Group (“JPMFMFG”) and JPMorgan Trust I (“JPMT I”).

If you have any questions or comments, please call the undersigned at (614) 248-5749.

Very truly yours,

/s/ Jessica K. Ditullio

-----------------------------------

Jessica K. Ditullio

Assistant Secretary

Cc:  James O’Connor

Appendix A

JPMorgan Income Funds

JPMorgan Ultra Short Duration Bond Fund

JPMorgan Treasury & Agency Fund

JPMorgan Short Duration Bond Fund

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Bond Fund

JPMorgan Money Market Funds

JPMorgan U.S. Government Money Market Fund

JPMorgan Ohio Municipal Money Market Fund